Segment information - Income statement related (Details) SFr in Millions	12 Months Ended
	Dec. 31, 2018 CHF (SFr) BusinessDivision	Dec. 31, 2017 CHF (SFr)	Dec. 31, 2016 CHF (SFr)
Segment Reporting Information
Net revenues	SFr 20,920	SFr 20,900	SFr 20,323
Number of segments | BusinessDivision	6
Income/(loss) before taxes	SFr 3,372	1,793	(2,266)
Switzerland
Segment Reporting Information
Net revenues	7,646	7,775	8,426
Income/(loss) before taxes	1,924	1,736	2,111
EMEA
Segment Reporting Information
Net revenues	1,686	1,231	2,064
Income/(loss) before taxes	(2,082)	(2,769)	(2,460)
Americas
Segment Reporting Information
Net revenues	8,731	8,928	7,217
Income/(loss) before taxes	3,452	2,746	(1,573)
Asia Pacific
Segment Reporting Information
Net revenues	2,857	2,966	2,616
Income/(loss) before taxes	78	80	(344)
Operating Segments [Member] | Swiss Universal Bank
Segment Reporting Information
Net revenues	5,564	5,396	5,759
Income/(loss) before taxes	2,125	1,765	2,025
Operating Segments [Member] | International Wealth Management
Segment Reporting Information
Net revenues	5,414	5,111	4,698
Income/(loss) before taxes	1,705	1,351	1,121
Operating Segments [Member] | Asia Pacific
Segment Reporting Information
Net revenues	3,393	3,504	3,597
Income/(loss) before taxes	664	729	725
Operating Segments [Member] | Global Markets
Segment Reporting Information
Net revenues	4,980	5,551	5,497
Income/(loss) before taxes	154	450	48
Operating Segments [Member] | Investment Banking & Capital Markets
Segment Reporting Information
Net revenues	2,177	2,139	1,972
Income/(loss) before taxes	344	369	261
Operating Segments [Member] | Strategic Resolution Unit
Segment Reporting Information
Net revenues	(708)	(886)	(1,271)
Income/(loss) before taxes	(1,381)	(2,135)	(5,759)
Corporate Center
Segment Reporting Information
Net revenues	100	85	71
Income/(loss) before taxes	(239)	(736)	(687)
Bank
Segment Reporting Information
Net revenues	20,820	20,965	20,393
Income/(loss) before taxes	2,856	1,553	(2,489)
Bank | Switzerland
Segment Reporting Information
Net revenues	8,047	8,015	8,484
Income/(loss) before taxes	1,927	1,648	1,955
Bank | EMEA
Segment Reporting Information
Net revenues	1,164	1,042	2,036
Income/(loss) before taxes	(2,520)	(2,825)	(2,487)
Bank | Americas
Segment Reporting Information
Net revenues	8,750	8,952	7,267
Income/(loss) before taxes	3,344	2,660	(1,602)
Bank | Asia Pacific
Segment Reporting Information
Net revenues	2,859	2,956	2,606
Income/(loss) before taxes	105	70	(355)
Bank | Operating Segments [Member] | Swiss Universal Bank
Segment Reporting Information
Net revenues	5,564	5,396	5,759
Income/(loss) before taxes	2,125	1,765	2,025
Bank | Operating Segments [Member] | International Wealth Management
Segment Reporting Information
Net revenues	5,414	5,111	4,698
Income/(loss) before taxes	1,705	1,351	1,121
Bank | Operating Segments [Member] | Asia Pacific
Segment Reporting Information
Net revenues	3,393	3,504	3,597
Income/(loss) before taxes	664	729	725
Bank | Operating Segments [Member] | Global Markets
Segment Reporting Information
Net revenues	4,980	5,551	5,497
Income/(loss) before taxes	154	450	48
Bank | Operating Segments [Member] | Investment Banking & Capital Markets
Segment Reporting Information
Net revenues	2,177	2,139	1,972
Income/(loss) before taxes	344	369	261
Bank | Operating Segments [Member] | Strategic Resolution Unit
Segment Reporting Information
Net revenues	(708)	(886)	(1,271)
Income/(loss) before taxes	(1,381)	(2,135)	(5,759)
Bank | Adjustments
Segment Reporting Information
Net revenues	0	150	141
Income/(loss) before taxes	SFr (755)	SFr (976)	SFr (910)